Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Interest income:
Loans, including fees (Note 4)		¥ 2,054,338	¥ 1,981,274	¥ 1,663,742
Deposits in other banks		82,654	64,270	47,056
Investment securities:
Interest		254,214	252,149	229,732
Dividends		133,828	131,593	112,605
Trading account assets		422,080	400,020	407,415
Call loans and funds sold		10,450	11,181	10,074
Receivables under resale agreements and securities borrowing transactions		48,174	54,158	51,659
Total		3,005,738	2,894,645	2,522,283
Interest expense:
Deposits		350,335	300,692	226,655
Call money and funds purchased		8,802	7,287	6,841
Payables under repurchase agreements and securities lending transactions		45,201	41,294	39,329
Due to trust account		505	504	519
Other short-term borrowings and trading account liabilities		54,572	60,452	57,501
Long-term debt		284,949	252,955	230,127
Total		744,364	663,184	560,972
Net interest income		2,261,374	2,231,461	1,961,311
Provision (credit) for credit losses (Note 4)		231,862	86,998	(106,371)
Net interest income after provision (credit) for credit losses		2,029,512	2,144,463	2,067,682
Non-interest income:
Fees and commissions income (Note 28)		1,475,872	1,400,980	1,294,116
Foreign exchange gains (losses)-net (Note 29)		192,086	(113,073)	(61,755)
Trading account profits (losses)-net (Notes 29 and 32)		276,654	1,148,661	(33,886)
Investment securities gains-net (Note 3)	[1]	232,259	154,687	303,520
Equity in earnings of equity method investees-net (Note 27)		176,857	172,946	110,520
Gains on sales of loans (Note 4)		12,293	15,027	17,680
Government grant for transfer of substitutional portion of Employees' Pension Fund Plans (Note 13)				115,210
Other non-interest income (Note 21)		41,669	65,850	75,676
Total		2,407,690	2,845,078	1,821,081
Non-interest expense:
Salaries and employee benefits (Note 13)		1,158,896	1,097,452	1,029,580
Occupancy expenses-net (Notes 5 and 27)		182,782	168,780	158,393
Fees and commissions expenses		285,387	248,136	222,038
Outsourcing expenses, including data processing		244,734	241,650	216,737
Depreciation of premises and equipment (Note 5)		99,680	108,659	103,714
Amortization of intangible assets (Note 6)		237,342	222,353	198,147
Impairment of intangible assets (Note 6)		117,726	677	312
Insurance premiums, including deposit insurance		91,854	115,451	101,135
Communications		58,314	54,712	50,868
Taxes and public charges		93,734	96,627	69,457
Impairment of goodwill (Note 6)		333,719	3,432	7,792
Other non-interest expenses (Notes 4, 5, 6, 21 and 27)		370,364	368,956	310,147
Total		3,274,532	2,726,885	2,468,320
Income before income tax expense		1,162,670	2,262,656	1,420,443
Income tax expense (Note 7)		369,432	666,020	337,917
Net income before attribution of noncontrolling interests		793,238	1,596,636	1,082,526
Net income (loss) attributable to noncontrolling interests		(9,094)	65,509	67,133
Net income attributable to Mitsubishi UFJ Financial Group		802,332	1,531,127	1,015,393
Income allocated to preferred shareholders:
Cash dividends paid			8,970	17,940
Changes in a foreign affiliated company's interests in its subsidiary				3,301
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 802,332	¥ 1,522,157	¥ 994,152
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 23):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 57.78	¥ 107.81	¥ 70.21
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		57.51	107.50	69.98
Cash dividend per common share		¥ 18.00	¥ 18.00	¥ 14.00
Weighted average common shares outstanding		13,885,842	14,118,469	14,158,698
Weighted average diluted common shares outstanding		13,903,316	14,137,645	14,180,080

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥2,321 million, ¥3,429 million and ¥937 million; Other comprehensive income-net by ¥284 million, ¥84 million and ¥26 million; Total credit losses by ¥2,605 million, ¥3,513 million and ¥963 million, March 31, 2014, 2015 and 2016, respectively.